Financial risk management - Credit risk exposures per credit quality of derivative assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 7,153,950	₩ 10,279,257
Grade 1
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	6,797,321	9,578,458
Grade 2
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 356,629	₩ 700,799